UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2013

Date of Reporting Period: September 30, 2013

Item 1. Schedule of Investments

 Daxor Corporation
Schedule of Investments
September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 145.26%
Auto Manufacturer-0.03%
General Motors Company (a)	100	$3,597
General Motors Liq Co. (a)	100	3,545
		$7,142

Banking - 3.57%

Diversified Banks – 3.23%
Bank of America Corp.	65,195	$899,691

Regional Banks - 0.34%
First Niagara Financial Group, Inc.	5,000	$51,850
Popular, Inc. (a)	1,700	44,625
		$96,475

Total Banking		$996,166

Chemical Manuafacturing-0.03%
USEC, Inc. (a)	820	$8,626

Communication Services-0.50%
BlackBerry Limited (a)	10,500	$83,422
Frontier Communications Corp.	12,500	52,250
Novatel Wireless Inc. (a)	2,000	5,220
		$140,892

Consumer Products and Services-0.01%
PHH Corp.(a)	79	$1,875

Diversified Computer Services-0.23%
Hewlett Packard Company	3,100	$65,069

Investment Services-0.92%
United States Natural Gas Fund, LLP (a)	14,062	$257,053

Iron and Steel-0.22%
AK Steel Holding Corp. (a)	16,300	$61,125

Medical Appliances & Equipment-0.54%
Intuitive Surgical, Inc. (a)	400	$150,508

Oil & Gas Operations-0.49%
Exco Resources, Inc.	12,500	$84,250
Williams Companies, Inc.	1,200	43,632
WPX Energy Inc. (a)	400	7,704
		$135,586

Semi Conductors-0.07%
Advanced Micro Devices, Inc. (a)	5,000	$19,050

 Daxor Corporation

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 145.26%
Utilities-138.34%
Electric Utilities-135.30%
Ameren Corp.	4,000	$139,360
American Electric Power Co. Inc.	22,600	979,710
Avista Corp.	14,396	380,054
Calpine Corp. (a)	1,328	25,803
Centerpoint Energy, Inc.	5,000	119,850
CMS	41,500	1,092,280
DTE Energy Co.	47,000	3,101,060
Duke Energy Corp.	18,117	1,209,853
Edison International	7,000	322,420
Entergy Corp.	101,145	6,391,353
Exelon Corp.	107,800	3,195,192
Firstenergy Corp.	98,286	3,582,525
Great Plains Energy Inc.	21,000	466,200
Hawaiian Electric Industries, Inc.	58,200	1,460,820
National Grid PLC Shares	62,951	3,717,257
National Grid PLC ADR	30,392	359,952
NISOURCE Inc.	44,000	1,359,160
Northeast Utilities	41,320	1,704,450
NRG Energy, Inc.	1,100	30,063
NV Energy, Inc.	1,500	35,415
Pepco Holdings Inc.	2,201	40,630
PG & E Corp.	7,000	286,440
Pinnacle West Capital Corp.	31,002	1,697,049
PNM Resources, Inc.	78,750	1,782,113
Teco Energy, Inc.	2,000	33,080
UIL Holdings Corp.	22,332	830,304
UNITIL Corp.	52,900	1,548,383
Westar Energy, Inc.	42,941	1,316,142
XCEL Energy, Inc.	19,050	525,971
		$37,732,889
Natural Gas Utilities-3.04%
Integrys Energy Group Inc.	4,500	$251,505
Southwest Gas Corp.	1,000	50,000
Spectra Energy Corp.	15,925	545,113
		$846,618

Total Utilities		$38,579,507

Waste Management-0.31%
Veolia Environnment SA ADR	5,000	$85,600

Total Common Stock (Cost $18,046,089)-145.26%		$40,508,199

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
Preferred Stocks-5.90%
Diversified Banks-4.56%
Bank of America Corp., 6.204% Series D	1,000	$24,060
Bank of America Corp., 7.250% Series L	700	756,875
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	63,600
Citigroup, 6.35% Callable Due 03/15/67	1,200	29,844
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	259,600
Goldman Sachs Group, 6.20% Series B Callable	1,000	23,880
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	113,400
		$1,271,259

Electric Utilities-1.25%
Duquesne Light Co. Preferred, 3.75% Callable	400	$18,600
Pacific Gas & Electric, 5% Series D	1,000	22,070
Pacific Gas & Electric, 5% Series E	1,100	24,875
Pacific Gas & Electric, 6% Series A	4,200	111,342
Southern California Edison, 4.32% Callable	5,500	115,995
Southern California Edison, 4.78% Callable	2,500	57,000
		$349,882

Insurance-0.09%
MetLife Inc., Series B	1,000	$24,890

Total Preferred Stock (Cost $1,106,326)-5.90%		$1,646,031

Total Investment in Securities (Cost $19,152,415) -151.16%		$42,154,230

Investment in Operating Division-11.92%		$3,324,700

Receivable from Broker, Net of Securities Sold Short -0.12%		$32,252

Federal Income Tax Refund Receivable-3.08%		$860,000

Other Assets-0.47%		$130,713

Total Assets-166.75%		$46,501,895
Total Liabilities – (66.75%)		(18,613,961)
Net Assets-100.00%		$27,887,934

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the net unrealized appreciation based on cost for financial reporting purposes of $23,001,815 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$23,452,129
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(450,314)
Net unrealized appreciation	$23,001,815

Portfolio Analysis
As of September 30, 2013

Percentage of Net Assets
Common Stock
Automobile Manufacturing	0.03%
Banking	3.57%
Chemical Manufacturing	0.03%
Communication Services	0.50%
Consumer Products and Services	0.01%
Diversified Computer Services	0.23%
Investment Services	0.92%
Iron and Steel	0.22%
Medical Appliances & Equipment	0.54%
Oil & Gas Operations	0.49%
Semi-Conductors	0.07%
Utilities	138.34%
Waste Management	0.31%
Total Common Stock	145.26%

Preferred Stock
Diversified Banks	4.56%
Electric Utilities	1.25%
Insurance	0.09%
Total Preferred Stock	5.90%

Total Investment in Securities	151.16%

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 09/30/2013	Value of Short Position at 09/30/2013
Securities Sold Short- (70.73%)
Apple, Inc.	(1,500)	$(715,125)
Best Buy Co. Inc.	(10,900)	(408,750)
Blackberry Limited	(1,200)	(9,534)
Coach, Inc.	(15,000)	(817,950)
First Solar	(6,100)	(245,281)
Gap, Inc.	(5,000)	(201,400)
General Electric Co.	(2,500)	(59,725)
Green Mountain Coffee Roasters Inc.	(40,000)	(3,013,200)
Intuitive Surgical, Inc.	(1,100)	(413,897)
KB Home	(3,000)	(54,060)
Netflix, Inc.	(32,000)	(9,894,720)
Pool Corp.	(5,000)	(280,350)
Ralph Lauren Corporation	(2,000)	(329,460)
Simon Property Group Inc.	(19,300)	(2,860,839)
Starbucks Corporation	(3,500)	(269,395)
Toll Brothers Inc.	(1,500)	(48,645)
UBS AG	(5,000)	(102,600)
Total Securities Sold Short (70.73%)		$(19,724,931)

Receivable from Broker (b) (70.85%)		19,757,183

Receivable from Broker, Net of Securities Sold Short (0.12%)		$32,252

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(2.34%)
Call Options Written- (0.99%)
AK Steel Holding Corp.	(75)	5.50	01/17/2014	$(600)
Apple, Inc.	(5)	460.00	10/18/2013	(11,187)
Apple, Inc.	(10)	520.00	10/18/2013	(1,834)
Apple, Inc.	(5)	530.00	10/18/2013	(560)
Apple, Inc.	(5)	540.00	10/18/2013	(341)
Apple, Inc.	(5)	600.00	10/18/2013	(21)
Apple, Inc.	(5)	550.00	11/15/2013	(1,609)
Apple, Inc.	(5)	560.00	11/15/2013	(1,292)
Apple, Inc.	(5)	570.00	11/15/2013	(1,030)
Apple, Inc.	(5)	580.00	11/15/2013	(860)
Apple, Inc.	(10)	600.00	01/17/2014	(3,737)
Bank of America Corp.	(60)	16.00	10/18/2013	(86)
Bank of America Corp.	(50)	13.00	11/15/2013	(5,083)
Bank of America Corp.	(50)	14.00	11/15/2013	(2,109)
Bank of America Corp.	(100)	15.00	11/15/2013	(1,476)
Bank of America Corp.	(50)	16.00	11/15/2013	(243)
Bank of America Corp.	(150)	15.00	01/17/2014	(5,099)
Bank of America Corp.	(100)	17.00	01/17/2014	(718)
BlackBerry Limited	(68)	9.00	10/18/2013	(416)
BlackBerry Limited	(75)	12.00	10/18/2013	(87)
BlackBerry Limited	(30)	13.00	12/20/2013	(90)
BlackBerry Limited	(50)	14.00	12/20/2013	(135)
BlackBerry Limited	(50)	15.00	12/20/2013	(110)
Entergy Corp.	(233)	65.00	10/18/2013	(9,087)
Entergy Corp.	(100)	67.50	10/18/2013	(4,000)
Entergy Corp.	(50)	65.00	12/20/2013	(6,500)
Entergy Corp.	(50)	67.50	12/20/2013	(3,418)
Entergy Corp.	(50)	70.00	12/20/2013	(1,750)
Entergy Corp.	(50)	72.50	12/20/2013	(875)
Entergy Corp.	(50)	67.50	01/17/2014	(4,750)
Entergy Corp.	(100)	70.00	01/17/2014	(4,456)
Exelon Corp.	(50)	30.00	10/18/2013	(1,500)
Exelon Corp.	(100)	31.00	10/18/2013	(1,000)
Exelon Corp.	(50)	32.00	10/18/2013	(250)
Exelon Corp.	(50)	33.00	10/18/2013	(150)
Exelon Corp.	(50)	34.00	10/18/2013	(250)
Exelon Corp.	(50)	35.00	10/18/2013	(250)
Exelon Corp.	(50)	36.00	10/18/2013	—
Exelon Corp.	(25)	32.00	01/17/2014	(850)
Exelon Corp.	(50)	33.00	01/17/2014	(1,000)
Exelon Corp.	(50)	34.00	01/17/2014	(750)
Exelon Corp.	(50)	35.00	01/17/2014	(375)
First Solar, Inc.	(35)	34.00	12/20/2013	(27,986)
First Solar, Inc.	(40)	35.00	12/20/2013	(29,379)
First Solar, Inc.	(75)	40.00	01/17/2014	(20,168)
First Solar, Inc.	(50)	42.00	01/17/2014	(625)
FirstEnergy Corp.	(50)	40.00	10/18/2013	(375)
Hewlett Packard Company	(25)	24.00	10/18/2013	(136)
Hewlett Packard Company	(40)	23.00	11/15/2013	(1,200)

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Call Options Written-(0.99%)
Hewlett Packard Company	(25)	24.00	11/15/2013	$(400)
Hewlett Packard Company	(40)	25.00	11/15/2013	(340)
Hewlett Packard Company	(60)	26.00	11/15/2013	(293)
Hewlett Packard Company	(90)	25.00	01/17/2014	(3,780)
Intuitive Surgical, Inc.	(4)	410.00	10/18/2013	(1,736)
Intuitive Surgical, Inc.	(5)	415.00	10/18/2013	(1,765)
Intuitive Surgical, Inc.	(5)	430.00	10/18/2013	(954)
Intuitive Surgical, Inc.	(5)	460.00	10/18/2013	(263)
Intuitive Surgical, Inc.	(5)	465.00	10/18/2013	(203)
Intuitive Surgical, Inc.	(5)	470.00	10/18/2013	(156)
Intuitive Surgical, Inc.	(4)	460.00	01/17/2014	(1,629)
Netflix, Inc.	(10)	230.00	12/20/2013	(83,043)
Simon Property Group Inc.	(35)	150.00	10/18/2013	(6,400)
Simon Property Group Inc.	(30)	155.00	10/18/2013	(1,453)
Simon Property Group Inc.	(20)	160.00	10/18/2013	(236)
Simon Property Group Inc.	(20)	165.00	10/18/2013	(101)
Simon Property Group Inc.	(20)	170.00	10/18/2013	(17)
Simon Property Group Inc.	(40)	175.00	10/18/2013	(142)
Simon Property Group Inc.	(10)	160.00	01/17/2014	(2,080)
Simon Property Group Inc.	(15)	165.00	01/17/2014	(1,784)
Toll Brothers Inc.	(35)	34.00	10/18/2013	(1,411)
Toll Brothers Inc.	(45)	37.00	12/20/2013	(3,248)
Toll Brothers Inc.	(40)	37.00	01/17/2014	(4,012)
United States Natural Gas Fund, LLP	(56)	24.00	10/18/2013	(56)
United States Natural Gas Fund, LLP	(84)	27.00	01/17/2014	(381)
Total Call Options Written				$(275,686)

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(1.35%)
American International Group, Inc.	(100)	27.00	11/15/2013	$(222)
American International Group, Inc.	(50)	35.00	11/15/2013	(398)
American International Group, Inc.	(50)	30.00	01/17/2014	(603)
American International Group, Inc.	(40)	33.00	01/17/2014	(720)
American International Group, Inc.	(50)	30.00	02/21/2014	(889)
American International Group, Inc.	(50)	31.00	02/21/2014	(1,027)
American International Group, Inc.	(50)	35.00	02/21/2014	(1,671)
Apple, Inc.	(5)	340.00	10/18/2013	—
Apple, Inc.	(5)	370.00	10/18/2013	(2)
Apple, Inc.	(10)	410.00	10/18/2013	(209)
Apple, Inc.	(5)	420.00	10/18/2013	(217)
Apple, Inc.	(5)	340.00	11/15/2013	(70)
Apple, Inc.	(5)	350.00	11/15/2013	(65)
AT&T, Inc.	(50)	30.00	10/18/2013	(176)
AT&T, Inc.	(50)	25.00	01/17/2014	(537)
AT&T, Inc.	(50)	28.00	01/17/2014	(1,128)
AT&T, Inc.	(50)	25.00	04/18/2014	(1,040)
Bank of America Corp.	(100)	12.00	10/18/2013	(155)
Bank of America Corp.	(150)	13.00	10/18/2013	(1,584)
Bank of America Corp.	(50)	14.00	10/18/2013	(2,350)
Bank of America Corp.	(50)	8.00	11/15/2013	—
Bank of America Corp.	(100)	9.00	11/15/2013	—
Bank of America Corp.	(100)	10.00	11/15/2013	(14)
Bank of America Corp.	(125)	11.00	11/15/2013	(199)
Bank of America Corp.	(150)	12.00	11/15/2013	(761)
Bank of America Corp.	(110)	13.00	11/15/2013	(2,367)
Bank of America Corp.	(50)	14.00	11/15/2013	(3,100)
Bank of America Corp.	(275)	10.00	01/17/2014	(1,302)
Bank of America Corp.	(125)	12.00	01/17/2014	(2,699)
Bank of America Corp.	(100)	13.00	01/17/2014	(4,510)
Bank of America Corp.	(50)	11.00	02/21/2014	(700)
Bank of America Corp.	(100)	12.00	02/21/2014	(2,800)
Bank of America Corp.	(50)	13.00	02/21/2014	(2,700)
Bank of America Corp.	(100)	10.00	05/16/2014	(1,492)
Bank of America Corp.	(200)	12.00	05/16/2014	(9,217)
Bank of America Corp.	(50)	7.00	01/16/2015	(584)
Bank of America Corp.	(200)	10.00	01/16/2015	(9,240)
Bank of America Corp.	(100)	12.00	01/16/2015	(9,984)
Bank of New York Corporation	(50)	18.00	01/17/2014	(391)
Bank of New York Corporation	(50)	20.00	01/17/2014	(529)
Best Buy Co. Inc.	(50)	21.00	10/18/2013	(150)
Best Buy Co. Inc.	(100)	23.00	10/18/2013	—
Best Buy Co. Inc.	(50)	19.00	12/20/2013	(134)
Best Buy Co. Inc.	(50)	20.00	12/20/2013	(194)
Best Buy Co. Inc.	(100)	21.00	12/20/2013	(581)
Best Buy Co. Inc.	(100)	22.00	12/20/2013	(662)
Best Buy Co. Inc.	(50)	28.00	12/20/2013	(1,823)
Best Buy Co. Inc.	(50)	15.00	01/17/2014	(111)
Best Buy Co. Inc.	(50)	18.00	01/17/2014	(267)
Best Buy Co. Inc.	(100)	20.00	01/17/2014	(886)
Best Buy Co. Inc.	(20)	22.00	01/17/2014	(272)
BlackBerry Limited	(30)	7.00	10/18/2013	(358)
BlackBerry Limited	(50)	7.00	12/20/2013	(2,228)
Blackstone Group LP	(50)	12.00	01/17/2014	(4)

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(1.35%)
Blackstone Group LP	(40)	15.00	01/17/2014	$(102)
BP PLC	(50)	38.00	10/18/2013	(219)
BP PLC	(40)	35.00	01/17/2014	(811)
BP PLC	(50)	36.00	01/17/2014	(1,429)
BP PLC	(50)	37.00	01/17/2014	(1,977)
BP PLC	(50)	38.00	01/17/2014	(2,722)
BP PLC	(50)	39.00	01/17/2014	(3,860)
BP PLC	(50)	30.00	01/16/2015	(4,149)
Cisco Systems, Inc.	(50)	13.00	01/17/2014	(68)
Cisco Systems, Inc.	(50)	15.00	01/17/2014	(171)
Citigroup, Inc.	(50)	27.00	01/17/2014	(229)
Citigroup, Inc.	(50)	30.00	01/17/2014	(371)
Citigroup, Inc.	(100)	25.00	01/16/2015	(4,690)
Coach, Inc.	(50)	30.00	11/15/2013	—
Coach, Inc.	(70)	35.00	11/15/2013	(211)
Coach, Inc.	(50)	43.00	11/15/2013	(949)
Coach, Inc.	(50)	35.00	01/17/2014	(249)
Consolidated Edison, Inc.	(45)	40.00	01/17/2014	(170)
Consolidated Edison, Inc.	(35)	45.00	01/17/2014	(559)
Delta Air Lines Inc.	(50)	7.00	01/17/2014	(47)
Entergy Corp.	(75)	55.00	12/20/2013	(3,475)
Entergy Corp.	(50)	60.00	12/20/2013	(7,250)
Entergy Corp.	(50)	62.50	12/20/2013	(12,638)
Entergy Corp.	(30)	65.00	12/20/2013	(11,943)
Entergy Corp.	(50)	55.00	01/17/2014	(3,125)
Entergy Corp.	(50)	60.00	01/17/2014	(9,120)
Entergy Corp.	(50)	62.50	01/17/2014	(14,571)
Exco Resources Inc.	(50)	6.00	12/20/2013	(1,120)
Exco Resources Inc.	(50)	7.00	12/20/2013	(3,522)
Exco Resources Inc.	(100)	5.00	01/17/2014	(1,227)
Exco Resources Inc.	(70)	7.00	01/17/2014	(5,655)
Exelon Corp.	(50)	25.00	10/18/2013	—
Exelon Corp.	(50)	29.00	10/18/2013	(1,300)
Exelon Corp.	(50)	31.00	10/18/2013	(7,251)
Exelon Corp.	(50)	32.00	10/18/2013	(12,000)
Exelon Corp.	(50)	27.00	01/17/2014	(2,433)
Exelon Corp.	(50)	28.00	01/17/2014	(3,713)
Exelon Corp.	(50)	29.00	01/17/2014	(5,548)
First Solar, Inc.	(40)	30.00	10/18/2013	(110)
First Solar, Inc.	(40)	35.00	10/18/2013	(1,268)
First Solar, Inc.	(21)	32.00	11/15/2013	(1,407)
First Solar, Inc.	(25)	25.00	12/20/2013	(589)
First Solar, Inc.	(25)	26.00	12/20/2013	(747)
First Solar, Inc.	(50)	25.00	01/17/2014	(2,298)
Gap, Inc.	(50)	15.00	01/17/2014	(2)
Gap, Inc.	(50)	17.00	01/17/2014	(10)
General Electric Co.	(50)	15.00	12/20/2013	(44)
General Electric Co.	(50)	18.00	12/20/2013	(249)
General Electric Co.	(50)	15.00	01/17/2014	(200)
General Motors Company	(35)	18.00	01/17/2014	(129)
Green Mountain Coffee Roasters Inc.	(50)	50.00	10/18/2013	(650)
Green Mountain Coffee Roasters Inc.	(25)	55.00	10/18/2013	(475)
Green Mountain Coffee Roasters Inc.	(32)	45.00	11/15/2013	(960)
Green Mountain Coffee Roasters Inc.	(50)	50.00	11/15/2013	(2,425)

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(1.35%)
Green Mountain Coffee Roasters Inc.	(25)	55.00	11/15/2013	$(2,075)
Green Mountain Coffee Roasters Inc.	(100)	30.00	12/20/2013	(1,638)
Green Mountain Coffee Roasters Inc.	(100)	35.00	12/20/2013	(2,477)
Green Mountain Coffee Roasters Inc.	(25)	40.00	12/20/2013	(1,375)
Green Mountain Coffee Roasters Inc.	(50)	45.00	12/20/2013	(4,200)
Green Mountain Coffee Roasters Inc.	(50)	15.00	01/17/2014	(50)
Green Mountain Coffee Roasters Inc.	(50)	30.00	01/17/2014	(1,315)
Hartford Financial Services Group, Inc.	(50)	15.00	01/17/2014	(47)
Hewlett Packard Company	(25)	19.00	10/18/2013	(321)
Hewlett Packard Company	(50)	23.00	10/18/2013	(10,711)
Hewlett Packard Company	(50)	15.00	11/15/2013	(164)
Hewlett Packard Company	(50)	19.00	11/15/2013	(1,500)
Hewlett Packard Company	(35)	20.00	11/15/2013	(1,995)
Hewlett Packard Company	(50)	22.00	11/15/2013	(7,775)
Hewlett Packard Company	(50)	23.00	11/15/2013	(11,525)
Hewlett Packard Company	(50)	18.00	01/17/2014	(3,058)
Hewlett Packard Company	(50)	19.00	01/17/2014	(4,411)
Hewlett Packard Company	(50)	20.00	01/17/2014	(6,200)
Hewlett Packard Company	(35)	15.00	02/21/2014	(887)
Hewlett Packard Company	(50)	18.00	02/21/2014	(3,873)
Intuitive Surgical, Inc.	(6)	350.00	10/18/2013	(3,900)
iShares Silver Trust	(50)	17.00	01/17/2014	(1,397)
Johnson & Johnson	(50)	50.00	01/17/2014	(231)
Johnson Controls Inc.	(65)	23.00	01/17/2014	(163)
JP Morgan Chase & Co.	(50)	35.00	01/17/2014	(669)
KB Home	(50)	10.00	01/17/2014	(200)
MannKind Corp	(50)	3.50	11/15/2013	(185)
Microsoft Corporation	(50)	23.00	10/18/2013	—
Microsoft Corporation	(50)	24.00	10/18/2013	—
Microsoft Corporation	(50)	25.00	01/17/2014	(941)
Monsanto Co.	(50)	45.00	01/17/2014	(51)
Morgan Stanley	(50)	15.00	10/18/2013	—
Morgan Stanley	(50)	16.00	10/18/2013	(3)
Morgan Stanley	(50)	13.00	01/17/2014	(121)
Morgan Stanley	(50)	15.00	01/17/2014	(227)
Morgan Stanley	(50)	20.00	01/17/2014	(444)
Mosaic Company	(30)	35.00	12/20/2013	(1,282)
Mosaic Company	(50)	40.00	01/17/2014	(10,125)
Mosaic Company	(40)	35.00	03/21/2014	(4,784)
Netflix, Inc.	(10)	170.00	10/18/2013	(30)
Netflix, Inc.	(10)	175.00	10/18/2013	(30)
Netflix, Inc.	(10)	190.00	10/18/2013	(50)
Netflix, Inc.	(10)	195.00	10/18/2013	(50)
Netflix, Inc.	(10)	200.00	10/18/2013	(50)
Netflix, Inc.	(10)	205.00	10/18/2013	(60)
Netflix, Inc.	(10)	210.00	10/18/2013	(14)
Netflix, Inc.	(10)	220.00	10/18/2013	(80)
Netflix, Inc.	(20)	225.00	10/18/2013	(141)
Netflix, Inc.	(15)	230.00	10/18/2013	(165)
Netflix, Inc.	(10)	240.00	10/18/2013	(190)
Netflix, Inc.	(10)	150.00	12/20/2013	(256)
Netflix, Inc.	(10)	180.00	12/20/2013	(880)
Newmont Mining Corporation	(50)	25.00	10/18/2013	(874)
Newmont Mining Corporation	(50)	25.00	12/20/2013	(5,000)

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(1.35%)
Newmont Mining Corporation	(50)	24.00	01/17/2014	$(4,799)
Newmont Mining Corporation	(50)	25.00	01/17/2014	(6,350)
Newmont Mining Corporation	(35)	24.00	03/21/2014	(5,276)
NRG Energy, Inc.	(50)	18.00	01/17/2014	(506)
NuStar Energy L.P.	(20)	40.00	12/20/2013	(6,027)
Pitney Bowes Inc.	(50)	10.00	10/18/2013	(250)
Pitney Bowes Inc.	(50)	12.00	10/18/2013	(250)
Pitney Bowes Inc.	(50)	13.00	10/18/2013	—
Pitney Bowes Inc.	(50)	14.00	10/18/2013	—
Pitney Bowes Inc.	(50)	15.00	10/18/2013	(7)
Pitney Bowes Inc.	(50)	13.00	01/17/2014	(652)
Pool Corp.	(25)	35.00	01/17/2014	(625)
Pool Corp.	(25)	40.00	04/18/2014	(2,750)
PPL Corporation	(50)	25.00	10/18/2013	—
PPL Corporation	(30)	25.00	01/17/2014	(308)
Ralph Lauren Corporation	(20)	120.00	10/18/2013	—
Ralph Lauren Corporation	(20)	140.00	10/18/2013	(26)
Ralph Lauren Corporation	(10)	150.00	10/18/2013	(292)
Ralph Lauren Corporation	(20)	120.00	01/17/2014	(785)
Ralph Lauren Corporation	(10)	130.00	01/17/2014	(783)
Simon Property Group Inc.	(30)	115.00	10/18/2013	(105)
Simon Property Group Inc.	(15)	125.00	10/18/2013	(128)
Simon Property Group Inc.	(25)	135.00	10/18/2013	(650)
Simon Property Group Inc.	(15)	104.80	01/17/2014	(450)
Simon Property Group Inc.	(15)	114.80	01/17/2014	(945)
St. Joe Co.	(50)	15.00	12/20/2013	(1,250)
St. Joe Co.	(30)	18.00	12/20/2013	(1,425)
Starbucks Corporation	(35)	50.00	10/18/2013	(70)
Teva Pharmaceutical Industries Limited	(50)	32.50	12/20/2013	(899)
Teva Pharmaceutical Industries Limited	(40)	35.00	12/20/2013	(1,920)
Teva Pharmaceutical Industries Limited	(40)	32.50	01/17/2014	(1,142)
Toll Brothers Inc.	(50)	15.00	01/17/2014	(15)
Toll Brothers Inc.	(40)	20.00	01/17/2014	(378)
Toll Brothers Inc.	(20)	20.00	03/21/2014	(404)
UBS AG	(50)	16.00	12/20/2013	(500)
United States Natural Gas Fund, LLP	(50)	17.00	10/18/2013	(435)
United States Natural Gas Fund, LLP	(50)	18.00	10/18/2013	(1,776)
United States Natural Gas Fund, LLP	(75)	19.00	10/18/2013	(7,154)
United States Natural Gas Fund, LLP	(75)	20.00	10/18/2013	(13,544)
Verizon Communications, Inc.	(40)	35.00	10/18/2013	(3)
Verizon Communications, Inc.	(100)	30.00	01/17/2014	(515)
Verizon Communications, Inc.	(50)	35.00	01/17/2014	(638)
Verizon Communications, Inc.	(50)	35.00	04/18/2014	(1,666)
Warner Chilcott	(8)	11.00	10/18/2013	(40)
Warner Chilcott	(25)	12.00	10/18/2013	(125)
Wells Fargo Company	(50)	25.00	10/18/2013	(1)
Wells Fargo Company	(50)	25.00	01/17/2014	(324)
Total Put Options Written				$(378,137)

Total Call and Put Options Written-(Premium Received)-(2.34%)				$(653,823)

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Margin loans payable-(61.97%) (c)				$(17,282,509)

Deferred income taxes, net – (2.16%)				$(603,249)

Other Liabilities-(0.28%)				$(74,380)

Total Liabilities – (66.75)%				$(18,613,961)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of September 30, 2013 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$40,508,199	$—	$—	$40,508,199
Preferred Stocks	1,646,031	—	—	1,646,031
Investment in Operating Division	—	—	3,324,700	3,324,700
Total	$42,154,230	$—	$3,324,700	$45,478,930

Liabilities	Level 1	Level 2	Level 3	Total
Call and Put Options	$653,823	$—	$—	$653,823

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

 * Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)
Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)
Date: November 7, 2013